Restructuring Activities - Schedule of Restructuring and Other Costs (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Restructuring Cost and Reserve [Line Items]
Restructuring		$ 4,235	$ 12,738	$ 37,565	$ 26,420
Restructuring and Others Costs
Restructuring Cost and Reserve [Line Items]
Transaction related costs	[1]	40	38	67	501
Restructuring	[2]	3,143	1,947	10,218	6,537
Other	[3]	1,052	10,753	27,280	19,382
Restructuring and other costs		$ 4,235	$ 12,738	$ 37,565	$ 26,420

[1]	For the nine months ended September 30, 2026, transaction costs relate to acquisition related costs while the prior year expenses are associated with the disposal of the direct marketing payment processing business line mainly related to legal fees.
[2]	Restructuring mainly relates to costs incurred on transformation projects which began in the quarter ended March 31, 2025 to improve finance and risk processes and to improve merchant platforms. In addition, restructuring includes severance expense related to relocation initiatives. These activities are expected to be substantially complete by 2027.
[3]	Other costs mainly relate to the securities litigation against the Company and indemnities provided by the Company in the related class action lawsuit (See Note 13).